Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Money market accounts	$ 655	$ 490
Warrants	436	435
Financial assets at fair value through earnings	1,091	925
Financial assets at fair value through other comprehensive income	42	29
Derivatives used for hedging	17
Total assets	1,150	954
Liabilities
Forward exchange contracts		(7)
Contingent consideration	(7)	(3)
Financial liabilities at fair value through earnings	(7)	(10)
Derivatives used for hedging		(62)
Total liabilities	(7)	(72)
Level 1 [member]
Assets
Financial assets at fair value through other comprehensive income	21	2
Total assets	21	2
Level 2 [member]
Assets
Money market accounts	655	490
Financial assets at fair value through earnings	655	490
Financial assets at fair value through other comprehensive income	21	27
Derivatives used for hedging	17
Total assets	693	517
Liabilities
Forward exchange contracts		(7)
Financial liabilities at fair value through earnings		(7)
Derivatives used for hedging		(62)
Total liabilities		(69)
Level 3 [member]
Assets
Warrants	436	435
Financial assets at fair value through earnings	436	435
Total assets	436	435
Liabilities
Contingent consideration	(7)	(3)
Financial liabilities at fair value through earnings	(7)	(3)
Total liabilities	$ (7)	$ (3)